Organization and General Business Information (Details) - shares		6 Months Ended	12 Months Ended
	Jul. 17, 2023	Jun. 30, 2024	Dec. 31, 2023
Organization and General Business Information [Abstract]
Entity incorporation date of incorporation		Feb. 19, 2021	Feb. 19, 2021
Issuance of common stock, shares	68,000,000
Percentage of issued and outstanding shares common stock	94.40%